Business and Summary of Significant Accounting Policies (Cash and Cash Equivalents) (Details) (Credit Card Receivable [Member], USD $) In Millions, unless otherwise specified	Jan. 01, 2013	Jan. 03, 2012
Credit Card Receivable [Member]
Cash and Cash Equivalents [Line Items]
Cash equivalents	$ 2.5	$ 1.0